Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024
Assets
Cash and cash equivalents	$ 2,797		$ 4,314
Accounts receivable and other receivables (Note 6)	8,070		9,733
Deposits and prepaid expenses	769		718
Fair value of commodity contracts (Note 6)	393		254
Total current assets	12,029		15,019
Non-current assets
Property, plant and equipment (Note 9)	280,172		232,962
Right-of-use assets (Note 10)	1,741	[1]	748	[2]
Fair value of commodity contracts (Note 6)			30
Total Assets	293,942		248,759
Liabilities
Accounts payable and other payables (Note 6)	23,183		15,090
Current lease liabilities (Note 10)	1,419		586
Total current liabilities	24,602		15,676
Non-current liabilities
Loans and borrowings, net (Note 14)	48,757		33,240
Asset retirement obligations (Note 16)	2,259		2,168
Deferred taxes (Note 11)	14,083		8,701
Lease liabilities (Note 10)	365		167
Total non-current liabilities	65,464		44,276
Total Liabilities	90,066		59,952
Equity
Shareholders’ capital (Note 12)	294,300		295,309
Treasury stock	(202)
Contributed surplus	26,183		25,380
Deficit	(116,405)		(131,882)
Total equity	203,876		188,807
Total Equity and Liabilities	$ 293,942		$ 248,759

[1]	Includes machinery and equipment of $1,722 and buildings of $19.
[2]	Includes machinery and equipment of $698 and buildings of $50.